De-SPAC Merger Transaction - Other Information (Details) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended
	Aug. 26, 2022	Aug. 26, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
De-SPAC Merger Transaction
Preferred dividends paid		$ 4,400,000		$ 4,380,000
Common stock par value ( in dollars per share)						$ 0.01	$ 0.01
Goodwill			$ 97,053,000	97,053,000		$ 97,053,000	$ 97,053,000	$ 14,616,000
Intangible assets	$ 0	0	120,949,000	120,949,000		125,914,000	$ 132,339,000
Transaction cost incurred capitalized	24,200,000	$ 24,200,000
Transaction costs related to the issuance of shares	24,200,000
Deferred transaction cost			$ 0	0		$ 0
Payment of preferred equity issuance costs				1,250,000
Net gain (loss) on extinguishment				$ (2,870,000)
Common Stock
De-SPAC Merger Transaction
Issuance of common shares related to conversion of debt to equity (in units)			2,500,000		2,500,000
Term Loan facility
De-SPAC Merger Transaction
Proceeds from line of credit	175,000,000.0
Riverview
De-SPAC Merger Transaction
Number of shares issued, value	$ 49,800,000
Number of shares issued	12,868,151
Number of shares issued for each unit	1	1
Transaction cost incurred capitalized	$ 17,100,000	$ 17,100,000
Transaction cost incurred expenses	17,100,000
Payment of preferred equity issuance costs	1,300,000
Net gain (loss) on extinguishment	(2,900,000)
Riverview | Common Stock
De-SPAC Merger Transaction
Number of shares issued, value	$ 34,855,535
Number of shares issued for each unit	0.1049203474320	0.1049203474320
Common stock par value ( in dollars per share)	$ 0.01	$ 0.01
Issuance of common shares related to conversion of debt to equity (in units)	2,220,305
Riverview | Common Stock PIPE Commitments
De-SPAC Merger Transaction
Number of shares issued	1,910,000
Series Redeemable Common Equivalent Preferred Units | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit	0.1086138208640	0.1086138208640
Series B Redeemable Common Equivalent Preferred Units | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit	0.1049203474320	0.1049203474320
Series A Redeemable Common Equivalent Preferred Shares | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit	0.1086138208740	0.1086138208740
Number of new stock classified as temporary equity issued	23,587,952
Series B Redeemable Common Equivalent Preferred Shares | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit	0.0919280171940	0.0919280171940
Class A share | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit	1	1
New Company | Riverview | Common Stock PIPE Commitments
De-SPAC Merger Transaction
Number of shares issued	20,590,000
Amount received	$ 205,900,000	$ 205,900,000
New Company | Riverview | Wells Fargo | Senior secured first lien revolving credit facility
De-SPAC Merger Transaction
Face amount	$ 175,000,000.0	$ 175,000,000.0